Other Non-Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets Noncurrent [Abstract]
Rental deposits	¥ 2,263	¥ 7,975
Non-current portion of prepayments to suppliers and other business related expenses	466	1,289
Others	489	489
Total	¥ 3,218	¥ 9,753